Loans payable - Disclosure of Loans Repayable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Loans and advances to banks repayable [line Items]
Beginning Balance	$ 3,196
Discount	15	$ 115
Loan repayment	(2,999)
Interest paid on bond	(235)
Interest accrual	23
Ending Balance		3,196
Principal [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	2,999
Loan repayment	(2,999)
Ending Balance		2,999
Interest [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	212
Interest paid on bond	(235)
Interest accrual	23
Ending Balance		212
Discount [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	(15)
Discount	$ 15
Ending Balance		$ (15)